Fair Value Measurements - Investments Measured at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 131,802,243	$ 111,708,107
Unfunded commitments	0
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	114,318,610	94,302,853
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	114,318,610	94,302,853
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	17,483,633	17,405,254
Papa John's International, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,442,629	1,574,475
Papa John's International, Inc. common stock | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,442,629	1,574,475
Papa John's International, Inc. common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,442,629	1,574,475
Papa John's International, Inc. common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Papa John's International, Inc. common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	112,875,981	92,728,378
Mutual funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	112,875,981	92,728,378
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	112,875,981	92,728,378
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0